Guarantor and Non-Guarantor Supplemental Financial Information (Condensed Consolidating Statements of Operations and Comprehensive (Loss) Income) (Detail) (USD $)
In Thousands, unless otherwise specified
	1 Months Ended	9 Months Ended		12 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Nov. 16, 2012	Dec. 31, 2011
Condensed Income Statements, Captions [Line Items]
Revenues	$ 57,606	$ 411,248	$ 368,197	$ 500,908
Costs and expenses	85,799	476,321	408,607	555,788
(Loss) income from operations	(28,193)	(65,073)	(40,410)	(54,880)
Other expense, net	(12,812)	(108,261)	(35,333)	(66,041)
(Loss) income from continuing operations before income tax expenses	(41,005)	(173,334)	(75,743)	(120,921)
Income tax expense	(10,903)	(319)	11,598	3,592
(Loss) income from continuing operations	(30,102)			(124,513)
Net (loss) income before non-controlling interests	(30,102)			(124,513)
Net (loss) income	(30,102)	(173,015)	(87,341)	(124,513)
Other comprehensive (loss) income, net of tax effects:
Net (loss) income before non-controlling interests	(30,102)			(124,513)
Net (loss) income	(30,102)	(173,015)	(87,341)	(124,513)
Foreign currency translation adjustment	928	(6,994)	(3,981)	(8,558)
Total other comprehensive (loss) income	928	(6,994)	(3,981)	(8,558)
Comprehensive (loss) income	(29,174)	(180,009)	(91,322)	(133,071)
Predecessor [Member]
Condensed Income Statements, Captions [Line Items]
Revenues					397,570	339,948
Costs and expenses					440,563	300,934
(Loss) income from operations					(42,993)	39,014
Other expense, net					(106,681)	(102,241)
(Loss) income from continuing operations before income tax expenses					(149,674)	(63,227)
Income tax expense					4,923	(3,739)
(Loss) income from continuing operations					(154,597)	(59,488)
Loss from discontinued operations					(239)	(2,917)
Net (loss) income before non-controlling interests					(154,836)	(62,405)
Net income (loss) attributable to non-controlling interests					(1,319)	6,141
Net (loss) income					(153,517)	(68,546)
Other comprehensive (loss) income, net of tax effects:
Net (loss) income before non-controlling interests					(154,836)	(62,405)
Net (loss) income					(153,517)	(68,546)
Change in fair value of interest rate swap agreement					318	563
Foreign currency translation adjustment					708	(1,734)
Total other comprehensive (loss) income					1,026	(1,171)
Comprehensive loss before non-controlling interests					(153,810)	(63,576)
Comprehensive income (loss) attributable to non-controlling interests					(1,319)	6,141
Comprehensive (loss) income					(152,491)	(69,717)
Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	(57)	(2,360)	(2,264)	(3,050)
Costs and expenses	(57)	(2,360)	(2,264)	(3,050)
(Loss) income from subsidiaries	47,651	237,789	139,012	182,265
Other expense, net		(50,000)	(60,000)	(60,000)
(Loss) income from continuing operations before income tax expenses	47,651	187,789	79,012	122,265
Net (loss) income	47,651	187,789	79,012	122,265
Other comprehensive (loss) income, net of tax effects:
Net (loss) income	47,651	187,789	79,012	122,265
Foreign currency translation adjustment	(928)	6,994	3,981	8,558
Total other comprehensive (loss) income		6,994	3,981	8,558
Comprehensive (loss) income	46,723	194,783	82,993	130,823
Eliminations [Member] | Predecessor [Member]
Condensed Income Statements, Captions [Line Items]
Revenues					(1,363)	(9,668)
Costs and expenses					(1,363)	(9,668)
(Loss) income from subsidiaries					153,517	68,546
(Loss) income from continuing operations before income tax expenses					153,517	68,546
(Loss) income from continuing operations					153,517	68,546
Net (loss) income before non-controlling interests					153,517	68,546
Net income (loss) attributable to non-controlling interests						(973)
Net (loss) income					153,517	69,519
Other comprehensive (loss) income, net of tax effects:
Net (loss) income before non-controlling interests					153,517	68,546
Net (loss) income					153,517	69,519
Change in fair value of interest rate swap agreement					(318)	(563)
Foreign currency translation adjustment					(708)	1,734
Total other comprehensive (loss) income					(1,026)	1,171
Comprehensive loss before non-controlling interests					152,491	69,717
Comprehensive income (loss) attributable to non-controlling interests						(973)
Comprehensive (loss) income					152,491	70,690
Parent [Member]
Condensed Income Statements, Captions [Line Items]
(Loss) income from subsidiaries		(173,015)	(87,341)
Other expense, net		50,000	60,000
(Loss) income from continuing operations before income tax expenses		(123,015)	(27,341)
Net (loss) income		(123,015)	(27,341)
Other comprehensive (loss) income, net of tax effects:
Net (loss) income		(123,015)	(27,341)
Comprehensive (loss) income		(123,015)	(27,341)
APX Group, Inc. [Member]
Condensed Income Statements, Captions [Line Items]
(Loss) income from subsidiaries	(17,549)	(64,774)	(51,671)	(57,752)
Other expense, net	(12,553)	(108,207)	(35,670)	(66,867)
(Loss) income from continuing operations before income tax expenses	(30,102)	(172,981)	(87,341)	(124,619)
Income tax expense		34		(106)
Net (loss) income	(30,102)	(173,015)	(87,341)	(124,513)
Other comprehensive (loss) income, net of tax effects:
Net (loss) income	(30,102)	(173,015)	(87,341)	(124,513)
Foreign currency translation adjustment	928	(6,994)	(3,981)	(8,558)
Total other comprehensive (loss) income		(6,994)	(3,981)	(8,558)
Comprehensive (loss) income	(29,174)	(180,009)	(91,322)	(133,071)
APX Group, Inc. [Member] | Predecessor [Member]
Condensed Income Statements, Captions [Line Items]
(Loss) income from subsidiaries					(153,517)	(68,546)
(Loss) income from continuing operations before income tax expenses					(153,517)	(68,546)
(Loss) income from continuing operations					(153,517)	(68,546)
Net (loss) income before non-controlling interests					(153,517)	(68,546)
Net (loss) income					(153,517)	(68,546)
Other comprehensive (loss) income, net of tax effects:
Net (loss) income before non-controlling interests					(153,517)	(68,546)
Net (loss) income					(153,517)	(68,546)
Change in fair value of interest rate swap agreement					318	563
Foreign currency translation adjustment					708	(1,734)
Total other comprehensive (loss) income					1,026	(1,171)
Comprehensive loss before non-controlling interests					(152,491)	(69,717)
Comprehensive (loss) income					(152,491)	(69,717)
Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	54,251	387,985	350,358	476,168
Costs and expenses	83,477	450,099	387,796	527,403
(Loss) income from operations	(29,226)	(62,114)	(37,438)	(51,235)
Other expense, net	(256)	(24)	405	906
(Loss) income from continuing operations before income tax expenses	(29,482)	(62,138)	(37,033)	(50,329)
Income tax expense	(11,193)	(809)	12,447	4,853
Net (loss) income	(18,289)	(61,329)	(49,480)	(55,182)
Other comprehensive (loss) income, net of tax effects:
Net (loss) income	(18,289)	(61,329)	(49,480)	(55,182)
Foreign currency translation adjustment	444	(4,408)	(1,959)	(4,641)
Total other comprehensive (loss) income		(4,408)	(1,959)	(4,641)
Comprehensive (loss) income	(17,845)	(65,737)	(51,439)	(59,823)
Guarantor Subsidiaries [Member] | Predecessor [Member]
Condensed Income Statements, Captions [Line Items]
Revenues					375,502	350,572
Costs and expenses					413,378	295,854
(Loss) income from operations					(37,876)	54,718
Other expense, net					(103,830)	(97,993)
(Loss) income from continuing operations before income tax expenses					(141,706)	(43,275)
Income tax expense					3,500	719
(Loss) income from continuing operations					(145,206)	(43,994)
Loss from discontinued operations					(239)	(2,917)
Net (loss) income before non-controlling interests					(145,445)	(46,911)
Net income (loss) attributable to non-controlling interests					6,781	6,769
Net (loss) income					(152,226)	(53,680)
Other comprehensive (loss) income, net of tax effects:
Net (loss) income before non-controlling interests					(145,445)	(46,911)
Net (loss) income					(152,226)	(53,680)
Change in fair value of interest rate swap agreement					318	563
Foreign currency translation adjustment					708	(2,104)
Total other comprehensive (loss) income					1,026	(1,541)
Comprehensive loss before non-controlling interests					(144,419)	(48,452)
Comprehensive income (loss) attributable to non-controlling interests					6,781	6,769
Comprehensive (loss) income					(151,200)	(55,221)
Non-Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	3,412	25,623	20,103	27,790
Costs and expenses	2,379	28,582	23,075	31,435
(Loss) income from operations	1,033	(2,959)	(2,972)	(3,645)
Other expense, net	(3)	(30)	(68)	(80)
(Loss) income from continuing operations before income tax expenses	1,030	(2,989)	(3,040)	(3,725)
Income tax expense	290	456	(849)	(1,155)
Net (loss) income	740	(3,445)	(2,191)	(2,570)
Other comprehensive (loss) income, net of tax effects:
Net (loss) income	740	(3,445)	(2,191)	(2,570)
Foreign currency translation adjustment	484	(2,586)	(2,022)	(3,917)
Total other comprehensive (loss) income		(2,586)	(2,022)	(3,917)
Comprehensive (loss) income	1,224	(6,031)	(4,213)	(6,487)
Non-Guarantor Subsidiaries [Member] | Predecessor [Member]
Condensed Income Statements, Captions [Line Items]
Revenues					23,431	(956)
Costs and expenses					28,548	14,748
(Loss) income from operations					(5,117)	(15,704)
Other expense, net					(2,851)	(4,248)
(Loss) income from continuing operations before income tax expenses					(7,968)	(19,952)
Income tax expense					1,423	(4,458)
(Loss) income from continuing operations					(9,391)	(15,494)
Net (loss) income before non-controlling interests					(9,391)	(15,494)
Net income (loss) attributable to non-controlling interests					(8,100)	345
Net (loss) income					(1,291)	(15,839)
Other comprehensive (loss) income, net of tax effects:
Net (loss) income before non-controlling interests					(9,391)	(15,494)
Net (loss) income					(1,291)	(15,839)
Foreign currency translation adjustment						370
Total other comprehensive (loss) income						370
Comprehensive loss before non-controlling interests					(9,391)	(15,124)
Comprehensive income (loss) attributable to non-controlling interests					(8,100)	345
Comprehensive (loss) income					(1,291)	(15,469)
Parent [Member]
Condensed Income Statements, Captions [Line Items]
(Loss) income from subsidiaries	(30,102)			(124,513)
Other expense, net				60,000
(Loss) income from continuing operations before income tax expenses	(30,102)			(64,513)
Net (loss) income	(30,102)			(64,513)
Other comprehensive (loss) income, net of tax effects:
Net (loss) income	(30,102)			(64,513)
Comprehensive (loss) income	$ (30,102)			$ (64,513)